Registration Nos. 002-93131

811-04044

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 50	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 52	☒
(Check appropriate box or boxes.)

PARNASSUS FUNDS

(Exact Name of Registrant as Specified in Charter)

1 Market Street Suite 1600 San Francisco, California	94105
(Address of Principal Executive Offices)	(Zip Code)

(415) 778-0200

(Registrant’s Telephone Number, including Area Code)

Benjamin E. Allen Parnassus Investments 1 Market Street Suite 1600 San Francisco, California 94105	Copy to: Peter D. Fetzer Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 50 to the Registration Statement of Parnassus Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C, except as noted below, from the Trust’s PEA No. 49 on Form N-1A filed April 30, 2018 and effective April 30, 2018. This PEA No. 50 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 49 to the Trust’s Registration Statement and to file powers of attorney.

Item 28.	Exhibits.

(a)	Amended and Restated Declaration of Trust and Written Instrument Designating and Establishing Institutional Class, filed on March 3, 2015 as an exhibit to Post-Effective Amendment No. 34 to the Registration Statement and incorporated by reference thereto; Certification of Series, filed on May 1, 2014 as an exhibit to Post-Effective Amendment No. 32 to the Registration Statement and incorporated by reference thereto; and Certification of Series and Classes, filed on April 30, 2015 as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement and incorporated by reference thereto.

(b)	Amended and Restated By-laws, filed on May 1, 2014 as an exhibit to Post-Effective Amendment No. 32 to the Registration Statement and incorporated by reference thereto.

(c)(1)	Rights of Shareholders, filed April 23, 2002 as an exhibit to Post-Effective Amendment No. 13 to the Registration Statement and incorporated by reference thereto.

(c)(2)	See relevant portions of Amended and Restated Declaration of Trust and Amended and Restated By-laws.

(d)(1)	Investment Advisory Agreement, filed April 29, 2011 as an exhibit to Post-Effective Amendment No. 25 to the Registration Statement and incorporated by reference thereto.

(d)(2)	Expense Limitation Agreement, filed April 30, 2018 as an exhibit to Post-Effective Amendment No. 49 to the Registration Statement and incorporated by reference thereto.

(e)	Distribution Agreement, filed May 1, 2009 as an exhibit to Post-Effective Amendment No. 22 to the Registration Statement and incorporated by reference thereto.

(f)	None.

(g)	Custodian Agreement, filed on March 1, 2010 as an exhibit to Post-Effective Amendment No. 23 to the Registration Statement and incorporated by reference thereto.

(h)(1)	Agreement for Transfer Agent Services and Fund Accounting and Administrative Services, filed on April 30, 2007 as an exhibit to Post-Effective Amendment No. 20 to the Registration Statement and incorporated by reference thereto.

(h)(2)	Amended and Restated Shareholder Servicing Plan and Agreement, filed on April 30, 2013 as an exhibit to Post-Effective Amendment No. 30 to the Registration Statement and incorporated by reference thereto.

(h)(3)	Powers of Attorney – filed herewith.

(h)(4)	Power of Attorney, filed on February 14, 2013 as an exhibit to Post-Effective Amendment No. 29 to the Registration Statement and incorporated by reference thereto.

(h)(5)	Power of Attorney, filed on May 1, 2014 as an exhibit to Post-Effective Amendment No. 32 to the Registration Statement and incorporated by reference thereto.

(i)	Opinion of Foley & Lardner LLP, filed April 30, 2018 as an exhibit to Post-Effective Amendment No. 49 to the Registration Statement and incorporated by reference thereto.

(j)	Consent of Deloitte & Touche LLP, filed April 30, 2018 as an exhibit to Post-Effective Amendment No. 49 to the Registration Statement and incorporated by reference thereto.

(k)	None.

(l)	None.

(m)	None.

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan, filed on May 1, 2014 as an exhibit to Post-Effective Amendment No. 32 to the Registration Statement and incorporated by reference thereto; and Second Amended and Restated Rule 18f-3 Multi-Class Plan, filed on April 30, 2015 as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement and incorporated by reference thereto.

(o)	Reserved.

(p)	Code of Ethics of Registrant, Parnassus Funds, Parnassus Investments and Parnassus Funds Distributor, filed April 30, 2018 as an exhibit to Post-Effective Amendment No. 49 to the Registration Statement and incorporated by reference thereto.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City and County of San Francisco and the State of California on the 18th day of May 2018.

PARNASSUS INCOME FUNDS
(Registrant)

By:	/s/ Benjamin E. Allen
Benjamin E. Allen, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Benjamin E. Allen Benjamin E. Allen	Principal Executive Officer	May 18, 2018

/s/ Marc C. Mahon Marc C. Mahon	Principal Financial and Accounting Officer	May 18, 2018

/s/ Jerome L. Dodson Jerome L. Dodson	Trustee	May 18, 2018

Donald J. Boteler+	Trustee	*

Alecia A. DeCoudreaux+	Trustee	*

Kay Yun+	Trustee	*

+By:	/s/ Benjamin E. Allen
Benjamin E. Allen
Attorney-in-Fact*

*	Signature is affixed as of May 18, 2018. Power of attorney – filed herewith.

Signature Page

EXHIBIT INDEX

Exhibit	Exhibit No.

Powers of Attorney	(h)(3)

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE

Exhibit Index